INTANGIBLE ASSETS (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 16,000	$ 1,000